UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Regional Bank Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 96.4%		$545,378,493

(Cost $333,385,570)

Financials 96.4%		545,378,493

Commercial Banks 81.0%
1st United Bancorp, Inc. (I)	748,779	4,440,259
Ameris Bancorp (I)	456,946	5,455,935
Anchor Bancorp, Inc. (I)(V)	161,584	1,979,404
Bar Harbor Bankshares	62,832	2,188,439
BB&T Corp.	751,911	23,587,448
Bond Street Holdings LLC, Class A (I)(S)	533,196	9,864,126
Bryn Mawr Bank Corp.	383,894	7,938,928
BSB Bancorp, Inc. (I)	146,415	1,822,867
Centerstate Banks, Inc.	602,986	4,673,142
Citizens Republic Bancorp, Inc. (I)	857,472	15,434,496
City Holding Company	65,330	2,159,157
Comerica, Inc.	165,668	5,004,830
CU Bancorp (I)	157,366	1,770,368
Cullen/Frost Bankers, Inc.	401,171	22,188,768
East West Bancorp, Inc.	682,746	14,883,863
Evans Bancorp, Inc.	122,109	1,892,690
Fifth Third Bancorp	846,692	11,701,283
First California Financial Group, Inc. (I)	537,497	3,606,605
First Community Corp - SC	186,294	1,536,926
First Horizon National Corp.	324,384	2,669,680
First Merchants Corp.	198,324	2,822,151
First Southern Bancorp, Inc., Class B (I)	140,985	1,092,634
FNB Corp.	1,289,898	14,034,090
Glacier Bancorp, Inc.	410,433	6,226,269
Guaranty Bancorp (I)	59,157	113,581
Hancock Holding Company	464,181	14,148,237
Heritage Commerce Corp. (I)	712,266	4,366,191
Heritage Financial Corp.	141,015	1,953,058
Heritage Oaks Bancorp (I)	1,064,426	5,747,900
Huntington Bancshares, Inc.	565,108	3,512,146
Independent Bank Corp. - MA	661,869	19,664,128
KeyCorp	306,679	2,447,298
M&T Bank Corp.	174,347	14,965,946
MB Financial, Inc.	537,850	10,859,192
NewBridge Bancorp. (I)	350,132	1,439,043
Pacific Continental Corp.	318,618	2,940,844
Park Sterling Corp. (I)	592,415	2,719,185
Peoples Bancorp, Inc.	112,557	2,460,496
PNC Financial Services Group, Inc.	379,312	22,417,339
Prosperity Bancshares, Inc.	210,308	8,532,196
Regions Financial Corp.	470,066	3,271,659
Sandy Spring Bancorp, Inc.	100,205	1,784,651
Sierra Bancorp	260,000	2,776,800
Southcoast Financial Corp. (I)	119,714	281,328
Southwest Bancorp, Inc. (I)	257,823	2,371,972
State Bank Financial Corp. (I)	174,754	2,780,336
Sun Bancorp, Inc. (I)	914,227	2,687,827
SunTrust Banks, Inc.	817,174	19,326,165
SVB Financial Group (I)	337,944	19,536,543
Synovus Financial Corp.	790,435	1,501,827
Talmer Bancorp, Inc. (I)(S)	908,692	6,546,304
Trico Bancshares	377,716	5,760,169

1

Regional Bank Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Financials (continued)

Trustmark Corp.	90,000	2,176,200
U.S. Bancorp	755,055	25,294,343
Union First Market Bankshares Corp.	266,473	4,069,043
United Bancorp, Inc. (I)	574,891	1,983,374
Washington Banking Company	130,863	1,829,465
Washington Trust Bancorp, Inc.	224,305	5,567,250
Wells Fargo & Company	746,885	25,252,182
WesBanco, Inc.	164,598	3,408,825
Westamerica Bancorp.	190,545	8,765,070
Wilshire Bancorp, Inc. (I)	1,037,847	6,579,950
Zions Bancorporation	967,131	17,601,784

Diversified Financial Services 6.6%
Bank of America Corp.	2,210,678	16,226,377
JPMorgan Chase & Company	578,005	20,808,180

Thrifts & Mortgage Finance 8.8%
Berkshire Hill Bancorp, Inc.	386,034	8,670,324
Cheviot Financial Corp.	191,734	1,677,673
Citizens South Banking Corp. (V)	623,073	4,193,281
First Defiance Financial Corp.	262,030	4,257,988
First Financial Holdings, Inc.	365,578	4,313,820
Flushing Financial Corp.	310,846	4,386,037
Heritage Financial Group, Inc.	174,238	2,333,047
Home Federal Bancorp, Inc.	220,191	2,184,294
HomeStreet, Inc. (I)	134,722	4,938,908
Kaiser Federal Financial Group, Inc.	200,414	2,914,020
New York Community Bancorp, Inc.	215,662	2,799,292
Southern Missouri Bancorp, Inc.	50,179	1,116,482
WSFS Financial Corp.	148,312	6,144,565

	Shares	Value

Preferred Securities 0.4%		$2,428,439

(Cost $1,732,677)

Financials 0.4%		2,428,439

Commercial Banks 0.4%
First Southern Bancorp, Inc. (Florida), 5.000%	241	730,552
Monarch Financial Holdings, Inc., Series B, 7.800%	59,575	1,697,887

	Shares	Value

Warrants 1.1%		$6,432,278

(Cost $6,469,975)

Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)	97,059	1,083,621
Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)	1,721,817	533,763
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)	176,192	1,391,917
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)	199,422	3,031,520
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)(J)	116,620	169,099
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)(J)	63,055	37,833
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)(J)	51,979	184,525

2

Regional Bank Fund
As of 7-31-12 (Unaudited)

			Par value	Value
Short-Term Investments 1.1%				$6,000,000

(Cost $6,000,000)

Repurchase Agreement 0.2%				1,000,000

Repurchase Agreement with State Street Corp. dated 7-31-12 at
0.010% to be repurchased at $1,000,000 on 8-1-12, collateralized by $1,025,000 Federal Home Loan Mortgage Corporation, 1.250%
due 8-1-19 (valued at $1,022,566, including interest)			1,000,000	1,000,000

U.S. Government & Agency
Obligations 0.9%	Yield*(%)	Maturity Date		5,000,000

Federal Home Loan Bank Discount Notes	0.001	08-01-12	5,000,000	5,000,000

Total investments (Cost $347,588,222)† 99.0%				$560,239,210

Other assets and liabilities, net 1.0%				$5,656,091

Total net assets 100.0%				$565,895,301

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(J) These securities were issued under the U.S. Treasury Department's Capital Purchase Program.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to Schedule of Investments.

* Yield represents either the annualized yield at the date of purchase.

† At July 31, 2012, the aggregate cost of investment securities for federal income tax purposes was $349,896,003. Net unrealized appreciation aggregated $210,343,207 of which $225,343,261 related to appreciated investment securities and $15,000,054 related to depreciated investment securities.

3

Regional Bank Fund
As of 7-31-12 (Unaudited)

Notes to Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2012 by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07-31-12	Price	Inputs	Inputs

Industry

Commercial Banks	460,842,644	443,701,662	—	17,140,982
Diversified Financial Services	37,034,557	37,034,557	—	—
Thrifts & Mortgage Finance	49,929,731	49,929,731	—	—
Warrants	6,432,278	2,317,137	4,115,141	—
Short-Term Investments	6,000,000	—	6,000,000	—

Total investments in Securities	560,239,210	532,983,087	10,115,141	17,140,982

1

Regional Bank Fund
As of 7-31-12 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred out of Level 2. Securities were transferred into Level 3 because a lack of observable market data which resulted from an absence of market activity for these securities.

INVESTMENT IN SECURITIES	COMMERCIAL BANKS

Balance as of 10-31-11	$6,728,345
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	191,983
Purchases	623,126
Sales	-
Transfers into Level 3	9,597,528
Transfers out of Level 3	-
Balance as of 7-31-12	$17,140,982
Change in unrealized at period end*	$1,040,437

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund's Level 3 securities are outlined in the table below:

	Fair Value at	Valuation	Unobservable
Regional Bank Fund	7-31-12	Technique	Inputs	Input

Common Stocks	$9,864,126	Market Approach	Offered quotes	$18.50

	6,546,304	Market Approach	Book value multiple	$7.32
			Discount for lack of marketability	10%

	16,410,430

Preferred Securities	$730,552	Market Approach	Offered quotes	$3,031.33

Increases/decreases in offered quotes and multiples or discounts for lack of marketability may result in increases/ decreases in security valuation. Discounts are taken after application of all other inputs.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

2

Regional Bank Fund
As of 7-31-12 (Unaudited)

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended July 31, 2012, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	ENDING
AFFILIATE	AMOUNT	AMOUNT	VALUE

Anchor Bancorp, Inc.	161,584	161,584	$1,979,404

Citizens South
Banking Corp.
Sold: 12,538	635,611	623,073	4,193,281

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

01Q3 7/12
9/12

John Hancock MUTUAL FUNDS

John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Small Cap Equity Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 98.4%		$395,728,248

(Cost $352,296,877)

Consumer Discretionary 13.4%		53,710,461

Auto Components 1.1%
Dorman Products, Inc. (I)	160,928	4,621,852

Hotels, Restaurants & Leisure 2.0%
Bally Technologies, Inc. (I)	147,560	6,449,848
Buffalo Wild Wings, Inc. (I)	19,970	1,449,622

Household Durables 1.7%
iRobot Corp. (I)	183,675	4,180,443
Tempur-Pedic International, Inc. (I)	92,347	2,630,966

Internet & Catalog Retail 1.6%
HomeAway, Inc. (I)(L)	271,456	6,232,630

Media 1.9%
IMAX Corp. (I)	352,107	7,802,691

Specialty Retail 1.7%
Lumber Liquidators Holdings, Inc. (I)	117,488	4,968,568
Monro Muffler Brake, Inc.	55,240	1,826,787

Textiles, Apparel & Luxury Goods 3.4%
G-III Apparel Group, Ltd. (I)	175,528	4,312,723
Steven Madden, Ltd. (I)	165,711	6,699,696
Tumi Holdings, Inc. (I)	140,423	2,534,635

Consumer Staples 4.9%		19,528,398

Food & Staples Retailing 1.5%
United Natural Foods, Inc. (I)	112,244	6,094,849

Food Products 3.4%
Darling International, Inc. (I)	350,360	5,787,947
TreeHouse Foods, Inc. (I)	136,553	7,645,602

Energy 3.7%		15,069,741

Energy Equipment & Services 1.0%
Lufkin Industries, Inc.	86,001	3,960,346

Oil, Gas & Consumable Fuels 2.7%
Americas Petrogas, Inc. (I)	2,950,567	5,472,458
BlackPearl Resources, Inc. (I)	1,008,442	3,036,840
Ivanhoe Energy, Inc. (I)	4,024,295	2,600,097

Financials 3.6%		14,504,436

Capital Markets 1.2%
Solar Senior Capital, Ltd.	278,195	4,737,661

Commercial Banks 1.0%
SVB Financial Group (I)	69,226	4,001,955

Real Estate Investment Trusts 1.4%
Equity Lifestyle Properties, Inc.	80,156	5,764,820

Health Care 15.1%		60,938,915

Biotechnology 2.2%
Alkermes PLC (I)	256,558	4,769,413
Cepheid, Inc. (I)	122,914	3,938,165

1

Small Cap Equity Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Equipment & Supplies 5.1%
Align Technology, Inc. (I)	313,216	10,636,815
Neogen Corp. (I)	93,303	3,589,366
Thoratec Corp. (I)	184,019	6,313,692

Health Care Providers & Services 3.1%
HMS Holdings Corp. (I)	153,476	5,281,109
MEDNAX, Inc. (I)	107,570	7,113,604

Health Care Technology 2.9%
athenahealth, Inc. (I)	59,114	5,408,931
Greenway Medical Technologies (I)	200,707	2,747,679
HealthStream, Inc. (I)	130,661	3,650,668

Pharmaceuticals 1.8%
Par Pharmaceutical Companies, Inc. (I)	116,882	5,839,425
Salix Pharmaceuticals, Ltd. (I)	36,815	1,650,048

Industrials 21.3%		85,720,153

Aerospace & Defense 5.7%
Hexcel Corp. (I)	500,174	11,649,052
The KEYW Holding Corp. (I)	1,010,969	11,130,769

Airlines 1.0%
Copa Holdings SA, Class A	51,332	3,979,770

Building Products 1.2%
Quanex Building Products Corp.	287,939	4,866,169

Commercial Services & Supplies 2.4%
Clean Harbors, Inc. (I)	53,728	3,252,693
Healthcare Services Group, Inc.	304,558	6,602,817

Electrical Equipment 1.9%
Acuity Brands, Inc.	134,823	7,811,645

Machinery 3.5%
Chart Industries, Inc. (I)	95,618	6,201,783
Graham Corp.	300,066	5,116,125
Westport Innovations, Inc. (I)(L)	71,126	2,676,471

Professional Services 2.0%
Mistras Group, Inc. (I)	188,913	4,246,764
The Advisory Board Company (I)	80,115	3,604,374

Trading Companies & Distributors 3.6%
DXP Enterprises, Inc. (I)	88,315	3,903,523
Watsco, Inc.	157,171	10,678,198

Information Technology 33.0%		132,637,479

Communications Equipment 3.6%
KVH Industries, Inc. (I)(V)	1,109,230	14,475,452

Computers & Peripherals 1.3%
3D Systems Corp. (I)	139,189	5,289,182

Internet Software & Services 8.8%
Ancestry.com, Inc. (I)(L)	285,656	9,560,906
Angie's List, Inc. (I)	121,360	1,577,680
Bankrate, Inc. (I)	284,392	4,536,052
CoStar Group, Inc. (I)	116,124	9,583,714
Liquidity Services, Inc. (I)	110,536	5,053,706

2

Small Cap Equity Fund
As of 7-31-12 (Unaudited)

		Shares	Value

Information Technology (continued)

Millennial Media, Inc. (I)		154,715	1,536,320
TechTarget, Inc. (I)		797,832	3,279,090

IT Services 6.5%
Cardtronics, Inc. (I)		419,830	13,018,928
VeriFone Systems, Inc. (I)		252,852	9,175,999
Wright Express Corp. (I)		61,819	3,979,907

Semiconductors & Semiconductor Equipment 1.9%
Cavium, Inc. (I)		155,221	4,194,071
Ceva, Inc. (I)		223,150	3,467,751

Software 10.9%
Aspen Technology, Inc. (I)		327,612	7,659,569
Bottomline Technologies, Inc. (I)		284,120	5,395,439
BroadSoft, Inc. (I)		190,838	4,685,073
Concur Technologies, Inc. (I)(L)		119,888	8,097,235
Monotype Imaging Holdings, Inc. (I)		439,376	6,450,040
Synchronoss Technologies, Inc. (I)		244,036	4,665,968
Ultimate Software Group, Inc. (I)		77,740	6,955,397

Materials 3.4%			13,618,665

Chemicals 0.7%
Karnalyte Resources, Inc. (I)		372,907	2,602,931

Metals & Mining 2.7%
Carpenter Technology Corp.		102,514	4,906,320
Pretium Resources, Inc. (I)		417,928	6,109,414

Warrants 0.0%			$63,722

(Cost $0)

Focus Metals Inc (Expiration Date: 5-13-13, Strike Price: CAD 1.25) (I)		873,048	60,940
Frontier Rare Earths, Ltd. (Expiration Date: 11-17-12, Strike Price: CAD 4.60) (I)		558,105	2,782

	Yield	Shares	Value

Securities Lending Collateral 1.2%			$4,894,797

(Cost $4,892,149)

John Hancock Collateral Investment Trust (W)	0.3448% (Y)	489,030	4,894,797

		Par value	Value

Short-Term Investments 0.1%			$500,000

(Cost $500,000)

Repurchase Agreement 0.1%			500,000

Repurchase Agreement with State Street Corp. dated 7-31-12 at
0.010% to be repurchased at $500,000 on 8-1-12, collateralized by
$515,000 Federal Home Loan Mortgage Corporation, 1.250% due 8-
1-19 (valued at $513,777, including interest)		500,000	500,000

Total investments (Cost $357,689,026)† 99.7%			$401,186,767

Other assets and liabilities, net 0.3%			$1,160,976

Total net assets 100.0%			$402,347,743

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

3

Small Cap Equity Fund
As of 7-31-12 (Unaudited)

CAD Canadian Dollar

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-12.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note to the Schedule of Investments.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-12.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $365,336,087. Net unrealized appreciation aggregated $35,850,680 of which $68,254,840 related to appreciated investment securities and $32,404,160 related to depreciated investment securities.

4

Small Cap Equity Fund
As of 7-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last big price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2012, all investments are categorized as Level 1 under the hierarchy described above except repurchase agreements, which are Level 2.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the Investment Company Act of 1940, as amended (1940 Act), are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended July 31, 2012 is set forth below:

		Ending
	Beginning	share	Realized	Dividend	Ending
Affiliate	share amount	amount	gain (loss)	income	value

KVH Industries, Inc.
Bought: 46,949 Sold: 235,444	1,297,725	1,109,230	($1,119,854)	-	$14,475,452

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

37Q3 7/12
9/12

John Hancock
MUTUAL FUNDS

John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Financial Industries Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 91.2%		$232,396,217

(Cost $192,646,522)

Financials 88.6%		225,779,314

Capital Markets 18.1%
American Capital, Ltd. (I)	922,538	9,188,478
Ameriprise Financial, Inc.	151,763	7,849,182
Apollo Global Management LLC	143,236	1,943,713
Blackstone Group LP	504,543	6,987,921
Invesco, Ltd.	189,801	4,200,296
T. Rowe Price Group, Inc.	70,649	4,291,927
The Goldman Sachs Group, Inc.	62,373	6,293,436
Walter Investment Management Corp.	233,289	5,276,997

Commercial Banks 36.4%
1st United Bancorp, Inc. (I)	241,236	1,430,529
BB&T Corp.	166,714	5,229,818
Citizens Republic Bancorp, Inc. (I)	82,637	1,487,466
Comerica, Inc.	43,759	1,321,959
East West Bancorp, Inc.	319,302	6,960,784
Fifth Third Bancorp	452,161	6,248,865
First California Financial Group, Inc. (I)	106,541	714,890
Glacier Bancorp, Inc.	188,692	2,862,458
Independent Bank Corp. - MA	49,771	1,478,696
MB Financial, Inc.	86,809	1,752,674
PNC Financial Services Group, Inc.	42,717	2,524,575
Prosperity Bancshares, Inc.	97,235	3,944,824
Regions Financial Corp.	203,166	1,414,035
Standard Chartered PLC	68,235	1,557,164
State Bank Financial Corp. (I)	74,447	1,184,452
Sun Bancorp, Inc. (I)	399,836	1,175,518
SunTrust Banks, Inc.	218,480	5,167,052
SVB Financial Group (I)	94,745	5,477,208
Synovus Financial Corp.	340,284	646,540
Talmer Bancorp, Inc. (I) (S)	417,381	3,006,853
U.S. Bancorp	385,398	12,910,833
UniCredit SpA (I)	392,730	1,320,599
Union First Market Bankshares Corp.	123,206	1,881,356
Wells Fargo & Company	299,840	10,137,590
Wilshire Bancorp, Inc. (I)	466,508	2,957,661
Zions Bancorporation	439,056	7,990,819

Consumer Finance 5.6%
American Express Company	145,238	8,381,685
Discover Financial Services	163,621	5,883,811

Diversified Financial Services 7.9%
Bank of America Corp.	935,298	6,865,087
Citigroup, Inc.	145,121	3,937,133
JPMorgan Chase & Company	260,786	9,388,296

Insurance 4.6%
ACE, Ltd.	87,489	6,430,442
Assured Guaranty, Ltd.	436,857	5,233,547

Real Estate Investment Trusts 10.0%
Campus Crest Communities, Inc.	167,473	1,835,504
Coresite Realty Corp.	49,699	1,324,975
DiamondRock Hospitality Company	149,778	1,416,900
Digital Realty Trust, Inc.	66,826	5,217,106

1

Financial Industries Fund
As of 7-31-12 (Unaudited)

			Shares	Value

Financials (continued)

Excel Trust, Inc.			53,430	653,983
FelCor Lodging Trust, Inc. (I)			355,366	1,719,970
General Growth Properties, Inc.			152,256	2,758,879
Select Income REIT			65,096	1,637,814
Simon Property Group, Inc.			55,693	8,938,170

Real Estate Management & Development 0.9%
Altus Group Ltd.			273,065	2,230,047

Thrifts & Mortgage Finance 5.1%
First Defiance Financial Corp.			75,361	1,224,616
First Financial Holdings, Inc.			62,456	736,981
Flushing Financial Corp.			130,219	1,837,390
HomeStreet, Inc. (I)			59,371	2,176,541
Nationstar Mortgage Holdings, Inc. (I)			323,945	7,133,269

Information Technology 2.6%				6,616,903

IT Services 2.6%
Visa, Inc., Class A			51,266	6,616,903

Preferred Securities 1.9%				$4,787,365

(Cost $4,730,624)

Financials 1.9%				4,787,365

Capital Markets 0.6%
Hercules Technology Growth Capital Inc, 7.000%			60,000	1,524,000

Commercial Banks 0.6%
Royal Bank of Scotland Group PLC, Series T, 7.250%			65,250	1,431,585

Real Estate Investment Trusts 0.7%
FelCor Lodging Trust, Inc., 8.000%			43,450	1,112,320
FelCor Lodging Trust, Inc., Series A, 1.950%			28,550	719,460

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.7%				$1,781,642

(Cost $1,681,796)

Financials 0.7%				1,781,642

Commercial Banks 0.1%
Compass Bank	5.900	04/01/26	373,000	283,642

Thrifts & Mortgage Finance 0.6%
Nationstar Mortgage LLC (I) (S)	9.625	05/01/19	1,400,000	1,498,000

			Shares	Value

Warrants 0.8%				$2,082,803

(Cost $3,707,526)

Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)			1,027,125	318,409
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)			223,341	1,764,394

2

Financial Industries Fund
As of 7-31-12 (Unaudited)

			Shares	Value
Investment Companies 1.3%				$3,390,038

(Cost $3,793,079)

Financials 1.3%				3,390,038

AP Alternative Assets LP			321,592	3,390,038

Short-Term Investments 3.1%				$8,000,000

(Cost $8,000,000)

Repurchase Agreement 1.2%				3,000,000

Repurchase Agreement with State Street Corp. dated 7-31-12 at
0.010% to be repurchased at $3,000,001 on 8-1-12, collateralized by $3,070,000 Federal Home Loan Mortgage Corporation, 1.250%
due 8-1-19 (valued at $3,062,711, including interest)			3,000,000	3,000,000

		Maturity	Par value
	Yield*(%)	date		Value
U.S. Government & Agency Obligations 1.9%				5,000,000

Federal Home Loan Bank Discount Notes	0.001	08/01/12	5,000,000	5,000,000

Total investments (Cost $214,559,547)† 99.0%				$252,438,065

Other assets and liabilities, net 1.0%				$2,439,092

Total net assets 100.0%				$254,877,157

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents the annualized yield at the date of purchase.

† At July 31, 2012, the aggregate cost of investment securities for federal income tax purposes was $216,034,772. Net unrealized appreciation aggregated $36,403,293, of which $47,602,007 related to appreciated investment securities and $11,198,714 related to depreciated investment securities.

3

Financial Industries Fund
As of 7-31-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2012 major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/12	Price	Inputs	Inputs

Common Stocks
Capital Markets	$46,031,950	$46,031,950	—	—
Commercial Banks	92,785,218	86,900,602	$2,877,763	$3,006,853
Consumer Finance	14,265,496	14,265,496	—	—
Diversified Financial Services	20,190,516	20,190,516	—	—
Insurance	11,663,989	11,663,989	—	—
Real Estate Investment Trusts	25,503,301	25,503,301	—	—
Real Estate Management & Development	2,230,047	2,230,047	—	—
Thrifts & Mortgage Finance	13,108,797	13,108,797	—	—
IT Services	6,616,903	6,616,903	—	—
Preferred Securities
Capital Markets	1,524,000	1,524,000	—	—
Commercial Banks	1,431,585	1,431,585	—	—

4

Financial Industries Fund
As of 7-31-12 (Unaudited)

Real Estate Investment Trusts	1,831,780	1,831,780	—	—
Corporate Bonds
Commercial Banks	283,642	—	283,642	—
Thrifts & Mortgage Finance	1,498,000	—	1,498,000	—
Warrants	2,082,803	2,082,803	—	—
Investment Companies	3,390,038	3,390,038	—	—
Short-Term Investments	8,000,000	—	8,000,000	—

Total investments in Securities	$252,438,065	$236,771,807	$12,659,405	$3,006,853

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

INVESTMENTS IN SECURITIES	COMMERCIAL BANKS

Balance as of 10- 31-11	$2,679,337
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	41,300
Purchases	286,216
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 7-31-12	$3,006,853
Change in unrealized at period end*	431,013

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

70Q3 7/12
9/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 24, 2012